Taxation - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Taxation [Line Items]
Tax provision	$ (6,147)	$ 11,807
Effective tax rate	11.20%	(85.90%)